Warrants (Details) - Stock options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants [Line Items]
Market price per share (USD/share)	$ 0.39	$ 1.13	$ 1.73
Exercise price (USD/share)	$ 2.20	$ 2.20	$ 2.20
Risk free rate	1.81%	2.60%	2.36%
Dividend yield	0.00%	0.00%	0.00%
Expected term/Contractual life (years)	6 years 3 months 19 days	7 years 3 months 19 days	8 years 3 months 19 days
Expected volatility	279.93%	256.20%	241.20%